Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 13,753	$ 14,931
EDIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 4,896	$ 6,588
Weighted average years over which it is expected to be recognized	1 year 5 months 12 days	1 year 10 months 28 days
ELTIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 17	$ 156
Weighted average years over which it is expected to be recognized	1 month 13 days	1 year 1 month 2 days
ELTIP | Performance vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 8,840	$ 8,187
Weighted average years over which it is expected to be recognized	1 year 9 months 3 days	1 year 7 months 6 days